Information about the main subsidiaries (Details Narrative) - ARS ($)		1 Months Ended	12 Months Ended
	Jan. 08, 2019	Aug. 10, 2018	Jun. 30, 2023	Jun. 30, 2022
Description of term monthly fees			established an initial monthly fee of ARS 0.2 million (plus VAT) until December 31, 2025, and ARS 0.25 million (plus VAT) as of January 1, 2026, these values being adjustable every 2 years until the end of the term of the concession
Expiration period			November 18, 2018
Income received percentage		7.36%
Designated percentage	46.31%	46.31%
Non-controlling interest			$ 5,204	$ 4,920